OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		£ 3,138
At 31 December	£ 1,722	1,722
The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		1,436
At 31 December	968	968
Provisions for financial commitments and guarantees | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		173
Exchange and other adjustments		0
Provisions applied		0
Charge for the year		253
At 31 December	426	426
Provisions for financial commitments and guarantees | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		90
Exchange and other adjustments		0
Provisions applied		0
Charge for the year		155
At 31 December	245	245
Payment protection insurance | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		1,874
Exchange and other adjustments		0
Provisions applied		(1,700)
Charge for the year	85	85
At 31 December	259	259
Payment protection insurance | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		622
Exchange and other adjustments		0
Provisions applied		(726)
Charge for the year		169
At 31 December	65	65
Other regulatory provisions | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		395
Exchange and other adjustments		2
Provisions applied		(465)
Charge for the year		329
At 31 December	261	261
Other regulatory provisions | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		161
Exchange and other adjustments		4
Provisions applied		(233)
Charge for the year		143
At 31 December	75	75
Other | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		696
Exchange and other adjustments		0
Provisions applied		(190)
Charge for the year		270
At 31 December	776	776
Other | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		563
Exchange and other adjustments		2
Provisions applied		(148)
Charge for the year		166
At 31 December	583	583
Miscellaneous other provisions | The Group
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		3,138
Exchange and other adjustments		2
Provisions applied		(2,355)
Charge for the year		937
At 31 December	1,722	1,722
Miscellaneous other provisions | The Bank
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January		1,436
Exchange and other adjustments		6
Provisions applied		(1,107)
Charge for the year		633
At 31 December	£ 968	£ 968